Note 4 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
4
.   COMMITMENTS AND CONTINGENCIES

The Company is obligated under a noncancelable operating lease for its Longview, Texas office space. The lease was scheduled to expire on
April
30,
2018
but the Company executed a lease addendum to extend the term for an additional
36
months resulting in an amended expiration date of
April 30, 2021.
The lease requires a monthly rental payment by the Company of
$2,728.
The following is a schedule of future minimum annual rental payments for the next five
years required under this operating lease as of
March
31,
2018:

2019	$32,736
2020	32,736
2021	32,736
2022	2,728
2023	—
Total	$100,936

Rental expenses for leased properties were approximately
$32,736
and
$64,400
during fiscal
2018
and
2017,
respectively. The Company leased office space in Humble, Texas for part of fiscal
2017
until the lease expired and was
not
renewed.

At
March 31, 2018,
the Company had supply agreements in place with certain suppliers that require the Company to purchase minimum quantities of steel on a monthly basis. All such agreements expire on
December 31, 2018.
The combined minimum monthly purchase requirements under these agreements fall well below the Company's anticipated monthly steel supply needs. Based on the market price of hot-rolled coil at
March 31, 2018,
the minimum purchase requirements remaining for
April 2018
to
December 2018
totaled approximately
$33,660,000.

One of the Company’s purchase agreements provides an annual rebate payable to the Company if a certain volume of material is purchased during the term of the agreement. As of
March 31, 2018,
the Company had
not
accrued a receivable related to this rebate due to the uncertainty present at that time about whether the Company would purchase the specified volume. The Company will continue to evaluate the likelihood of meeting the purchase requirements related to the annual rebate. If the Company deems receipt of the rebate to be probable, the Company will recognize the rebate on a systematic and rational basis dictated by the underlying transactions that result in progress toward earning the rebate.

In fiscal
2017,
the Company did
not
have any agreements in place requiring the purchase of certain quantities of steel.